Equity-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Valuation Assumptions of Stock Options

	Years Ended January 31,
Assumptions:	2017	2016	2015
Weighted-average expected volatility	56.1%	52.6%	51.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.60%	0.70%	1.46%
Expected term (in years)	1.9	3.3	5.6
Exercise multiple factor	1.39	1.65	1.9
Post-vesting forfeiture	20.3%	12.5%	13.1%

Schedule of Stock Option Transactions

Stock option transactions for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2014	1,105,812	$24.22
Granted	360,586	13.11
Exercised	—	—		$—
Expired	(55,126)	16.63
Forfeited	(395,758)	23.03
Outstanding at January 31, 2015	1,015,514	21.15
Granted	106,168	5.51
Exercised	—	—		—
Expired	(77,707)	24.73
Forfeited	(204,260)	26.20
Outstanding at January 31, 2016	839,715	17.61
Granted	134,433	7.04
Exercised	—	—		—
Expired	(10,000)	29.29
Forfeited	(214,104)	21.19
Outstanding at January 31, 2017	750,044	14.54	6.5	1,107

Exercisable at January 31, 2015	653,978	24.46
Exercisable at January 31, 2016	576,871	19.00
Exercisable at January 31, 2017	611,453	15.43	6.2	1,037
Options expected to vest at January 31, 2017	138,591	10.61	7.9	70

Schedule of Non-vested Share Transactions

Non-vested share transactions for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2014	292,423	$23.42
Granted - Directors	13,090	17.19
Granted - Restricted stock units	394,489	17.06
Granted - Performance vesting shares	244,679	8.96
Vested	(13,027)	25.82
Forfeited	(444,362)	18.95
Nonvested stock at January 31, 2015	487,292	14.86
Granted - Directors	24,085	5.19
Granted - Restricted stock units	130,287	5.25
Granted - Performance vesting shares	1,035,409	3.03
Vested	(182,563)	17.07
Forfeited	(87,340)	8.57
Nonvested stock at January 31, 2016	1,407,170	5.20
Granted - Directors	13,495	7.04
Granted - Restricted stock units	199,352	7.04
Granted - Performance vesting shares	447,903	4.70
Vested	(26,349)	6.22
Forfeited	(169,931)	8.29
Nonvested stock at January 31, 2017	1,871,640	5.00	$19,521

Performance Based Nonvested Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Valuation Assumptions

Assumptions used in the Monte Carlo simulation model for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Years Ended January 31,
Assumptions:	2017	2016	2015
Weighted-average fair value	$4.70	$3.04	$8.96
Weighted-average expected volatility	58.3%	44.2%	37.0%
Expected dividend yield	0.0%	0.0%	0.0%
Weighted-average risk free rate	0.9%	0.9%	0.9%